[LOGO]IVY FUNDS

                             Ivy International Fund
                          Supplement Dated May 9, 2000
                         to Prospectus Dated May 1, 2000

                                        *

         The information in this Supplement updates and amends the information presented in the "Management" section of the Prospectus dated May 1, 2000.

                                        *

         Northern Cross Investments, Ltd. is resigning its position as sub-advisor of Ivy International Fund effective May 15, 2000. Following the resignation of Northern Cross, the Fund's current investment advisor, Ivy
Management, Inc. ("IMI"), will assume management of the Fund's investment portfolio. Sheridan P. Reilly, Senior Vice President and Chief Investment Officer for International Equities at IMI, will serve as lead manager for the Fund, supported by IMI's international equities team (comprised of portfolio managers and research analysts). Prior to joining IMI in April, 2000, Mr. Reilly served as team leader for institutional international investing and was responsible for $14 billion in assets at Scudder Kemper Investments, Inc. in New York. While at Scudder Kemper Investments, he was also part of the team that managed the $5.3 billion Scudder International Fund. Mr. Reilly has 16 years of professional investment experience.

         Ivy International Fund will be reopened to new shareholders on June 1, 2000.

                                        *

                           Via Mizner Financial Plaza
                            700 South Federal Highway
                            Boca Raton, Florida 33432
                                  800.456.5111
                              www.ivymackenzie.com
                         E-mail: invest@ivymackenzie.com

REV5/8/00

                                [LOGO] IVY FUNDS

                           International Equity Funds

                              Ivy Asia Pacific Fund
                              Ivy China Region Fund
                           Ivy Developing Markets Fund
                         Ivy European Opportunities Fund
                                 Ivy Global Fund
                        Ivy Global Natural Resources Fund
                      Ivy Global Science & Technology Fund
                            Ivy International Fund II
                     Ivy International Small Companies Fund
                               Ivy Pan-Europe Fund
                             Ivy South America Fund

                          Supplement Dated May 9, 2000
                         to Prospectus Dated May 1, 2000


         The Board of Trustees of Ivy Fund (the "Trust") has approved a proposed reorganization involving the acquisition of the assets of Ivy Pan-Europe Fund ("IPEF") by and in exchange for shares of Ivy European Opportunities Fund, another series of the Trust. Shareholders of IPEF will be asked to approve the proposed reorganization at a special meeting of shareholders to be held on or about June 27, 2000. Detailed information about the proposed reorganization will be sent to IPEF shareholders before the meeting.

                                       ***

         The Board of Trustees of the Trust has approved a proposed reorganization involving the acquisition of the assets of Ivy South America Fund ("ISAF") by and in exchange for shares of Ivy Developing Markets Fund, another series of the Trust. Shareholders of ISAF will be asked to approve the proposed reorganization at a special meeting of shareholders to be held on or about June 27, 2000. Detailed information about the proposed reorganization will be sent to ISAF shareholders before the meeting.

                                       ***

                           Via Mizner Financial Plaza
                            700 South Federal Highway
                            Boca Raton, Florida 33432
                                  800.456.5111
                              www.ivymackenzie.com
                         E-mail: invest@ivymackenzie.com

                                [LOGO] IVY FUNDS

                           International Equity Funds
                              ADVISOR CLASS SHARES

                              Ivy Asia Pacific Fund
                              Ivy China Region Fund
                           Ivy Developing Markets Fund
                         Ivy European Opportunities Fund
                                 Ivy Global Fund
                        Ivy Global Natural Resources Fund
                      Ivy Global Science & Technology Fund
                            Ivy International Fund II
                     Ivy International Small Companies Fund
                               Ivy Pan-Europe Fund
                             Ivy South America Fund

                          Supplement Dated May 9, 2000
                         to Prospectus Dated May 1, 2000


     The Board of Trustees of Ivy Fund (the "Trust") has approved a proposed reorganization involving the acquisition of the assets of Ivy Pan-Europe Fund ("IPEF") by and in exchange for shares of Ivy European Opportunities Fund, another series of the Trust. Shareholders of IPEF will be asked to approve the proposed reorganization at a special meeting of shareholders to be held on or about June 27, 2000. Detailed information about the proposed reorganization will be sent to IPEF shareholders before the meeting.

                                       ***

         The Board of Trustees of the Trust has approved a proposed reorganization involving the acquisition of the assets of Ivy South America Fund ("ISAF") by and in exchange for shares of Ivy Developing Markets Fund, another series of the Trust. Shareholders of ISAF will be asked to approve the proposed reorganization at a special meeting of shareholders to be held on or about June 27, 2000. Detailed information about the proposed reorganization will be sent to ISAF shareholders before the meeting.

                                       ***

                           Via Mizner Financial Plaza
                            700 South Federal Highway
                            Boca Raton, Florida 33432
                                  800.456.5111
                              www.ivymackenzie.com
                         E-mail: invest@ivymackenzie.com

                                [LOGO] IVY FUNDS

                                U.S. Equity Funds

                                 Ivy Growth Fund
                           Ivy Growth with Income Fund
                              Ivy US Blue Chip Fund
                           Ivy US Emerging Growth Fund

                          Supplement Dated May 9, 2000
                         to Prospectus Dated May 1, 2000


     The Board of Trustees of Ivy Fund (the "Trust") has approved a proposed reorganization involving the acquisition of the assets of Ivy Growth with Income Fund ("IGWIF") by and in exchange for shares of Ivy US Blue Chip Fund, another series of the Trust. Shareholders of IGWIF will be asked to approve the proposed reorganization at a special meeting of shareholders to be held on or about June 27, 2000. Detailed information about the proposed reorganization will be sent to IGWIF shareholders before the meeting.

                                       ***

                           Via Mizner Financial Plaza
                            700 South Federal Highway
                            Boca Raton, Florida 33432
                                  800.456.5111
                              www.ivymackenzie.com
                         E-mail: invest@ivymackenzie.com

                                [LOGO] IVY FUNDS

                                U.S. Equity Funds
                              ADVISOR CLASS SHARES

                                 Ivy Growth Fund
                           Ivy Growth with Income Fund
                              Ivy US Blue Chip Fund
                           Ivy US Emerging Growth Fund

                          Supplement Dated May 9, 2000
                         to Prospectus Dated May 1, 2000


     The Board of Trustees of Ivy Fund (the "Trust") has approved a proposed reorganization involving the acquisition of the assets of Ivy Growth with Income Fund ("IGWIF") by and in exchange for shares of Ivy US Blue Chip Fund, another series of the Trust. Shareholders of IGWIF will be asked to approve the proposed reorganization at a special meeting of shareholders to be held on or about June 27, 2000. Detailed information about the proposed reorganization will be sent to IGWIF shareholders before the meeting.

                                       ***

                           Via Mizner Financial Plaza
                            700 South Federal Highway
                            Boca Raton, Florida 33432
                                  800.456.5111
                              www.ivymackenzie.com
                         E-mail: invest@ivymackenzie.com